Interim Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 213,913	$ 242,146
Term deposits	155,123	179,966
Insurance receivables	212,755	179,345
Investments	515,301	470,222
Investments in associates	5,789	5,693
Reinsurance share of outstanding claims	157,931	182,248
Reinsurance share of unearned premiums	75,490	64,124
Deferred excess of loss premiums	5,435	17,238
Deferred policy acquisition costs	69,083	64,842
Deferred tax assets	4,630	471
Other assets	12,106	9,942
Investment properties	15,660	16,308
Property, premises and equipment	14,076	14,859
Intangible assets	4,002	4,321
TOTAL ASSETS	1,461,294	1,451,725
LIABILITIES
Gross outstanding claims	565,540	575,899
Gross unearned premiums	364,090	328,726
Insurance payables	90,030	89,519
Other liabilities	22,096	29,039
Derivative financial liability	9,319	12,938
Deferred tax liabilities		14
Unearned commissions	16,312	13,725
TOTAL LIABILITIES	1,067,387	1,049,860
EQUITY
Common shares at par value	493	489
Share premium	160,752	159,545
Treasury shares	(118)
Foreign currency translation reserve	1,065	992
Fair value reserve	(32,345)	8,215
Retained earnings	264,060	232,624
TOTAL EQUITY	393,907	401,865
TOTAL EQUITY AND LIABILITIES	$ 1,461,294	$ 1,451,725